Prepayments and Other Current Assets - Schedule of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 2,820	$ 1,772
Interest receivables	2,674	1,446
VAT recoverable	1,806	1,353
Employee loans and advances	888	2,186
Proceeds receivable for employee share option exercises	329	612
Restricted cash	130	80
Others	154	10
Prepayments and other current assets	$ 8,801	$ 7,459